UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON MANAGER SELECT LARGE CAP GROWTH

FORM N-Q

DECEMBER 31, 2009

Legg Mason Manager Select Large Cap Growth Fund

Schedule of Investments (unaudited)	December 31, 2009

Shares	Security	Value
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.4%
200	Johnson Controls Inc.	$5,448

Diversified Consumer Services - 0.3%
70	DeVry Inc.	3,971

Hotels, Restaurants & Leisure - 1.6%
110	Chipotle Mexican Grill Inc., Class A *	9,698
200	McDonald’s Corp.	12,488
570	Wendy’s/Arby’s Group Inc., Class A Shares	2,673

	Total Hotels, Restaurants & Leisure	24,859

Internet & Catalog Retail - 1.7%
165	Amazon.com Inc. *	22,196
400	Liberty Media Holding Corp., Interactive Group, Series A Shares *	4,336

	Total Internet & Catalog Retail	26,532

Media - 6.3%
800	Cablevision Systems Corp., New York Group, Class A Shares	20,656
200	Comcast Corp., Class A Shares	3,372
1,300	Comcast Corp., Special Class A Shares	20,813
300	DIRECTV, Class A Shares *	10,005
100	Discovery Communications Inc., Class A Shares *	3,067
100	Discovery Communications Inc., Class C Shares *	2,652
100	Liberty Global Inc., Series A Shares *	2,191
100	Liberty Global Inc., Series C Shares *	2,185
100	Liberty Media Holding Corp., Capital Group, Series A Shares *	2,388
300	Omnicom Group Inc.	11,745
100	Viacom Inc., Class B Shares *	2,973
442	Walt Disney Co.	14,255
100	World Wrestling Entertainment Inc., Class A Shares	1,533

	Total Media	97,835

Multiline Retail - 1.8%
120	Dollar Tree Inc. *	5,796
90	Family Dollar Stores Inc.	2,505
90	Sears Holdings Corp. *	7,510
260	Target Corp.	12,576

	Total Multiline Retail	28,387

Specialty Retail - 1.0%
110	Chico’s FAS Inc. *	1,545
488	Home Depot Inc.	14,118

	Total Specialty Retail	15,663

	TOTAL CONSUMER DISCRETIONARY	202,695

CONSUMER STAPLES - 7.2%
Beverages - 2.6%
352	Coca-Cola Co.	20,064
338	PepsiCo Inc.	20,550

	Total Beverages	40,614

Food & Staples Retailing - 3.2%
250	Costco Wholesale Corp.	14,792
444	CVS Caremark Corp.	14,301
410	Flowers Foods Inc.	9,742
200	Wal-Mart Stores Inc.	10,690

	Total Food & Staples Retailing	49,525

Food Products - 0.1%
30	Green Mountain Coffee Roasters Inc. *	2,444

See Notes to Schedule of Investments.

Legg Mason Manager Select Large Cap Growth Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Household Products - 1.2%
303	Procter & Gamble Co.	$18,371

Tobacco - 0.1%
30	Philip Morris International Inc.	1,446

	TOTAL CONSUMER STAPLES	112,400

ENERGY - 8.7%
Energy Equipment & Services - 4.1%
100	Core Laboratories NV	11,812
200	National-Oilwell Varco Inc.	8,818
200	Schlumberger Ltd.	13,018
1,700	Weatherford International Ltd. *	30,447

	Total Energy Equipment & Services	64,095

Oil, Gas & Consumable Fuels - 4.6%
900	Anadarko Petroleum Corp.	56,178
200	Devon Energy Corp.	14,700

	Total Oil, Gas & Consumable Fuels	70,878

	TOTAL ENERGY	134,973

EXCHANGE TRADED FUNDS - 1.8%
Exchange Traded Funds - 1.8%
140	Direxion Daily Financial Bear 3X Shares *	2,717
210	Direxion Daily Energy Bear 3X Shares *	2,384
39	iShares Trust - iShares Russell 1000 Growth Index Fund	1,944
1,230	UltraShort Basic Materials ProShares *	10,443
810	UltraShort Oil & Gas ProShares *	10,327

	TOTAL EXCHANGE TRADED FUNDS	27,815

FINANCIALS - 8.5%
Capital Markets - 4.0%
78	BlackRock Inc., Class A Shares	18,112
997	Charles Schwab Corp.	18,763
100	Cohen & Steers Inc.	2,284
200	Northern Trust Corp.	10,480
300	State Street Corp.	13,062

	Total Capital Markets	62,701

Commercial Banks - 0.2%
1,210	Synovus Financial Corp.	2,480

Diversified Financial Services - 1.5%
400	Bank of America Corp.	6,024
200	MSCI Inc., Class A Shares *	6,360
558	Nasdaq OMX Group Inc. *	11,060

	Total Diversified Financial Services	23,444

Insurance - 1.6%
30	Arch Capital Group Ltd. *	2,147
5	Berkshire Hathaway Inc., Class B Shares *	16,430
110	First American Corp.	3,642
40	RenaissanceRe Holdings Ltd.	2,126

	Total Insurance	24,345

Thrifts & Mortgage Finance - 1.2%
400	Astoria Financial Corp.	4,972
590	First Niagara Financial Group Inc.	8,207
400	New York Community Bancorp Inc.	5,804

	Total Thrifts & Mortgage Finance	18,983

	TOTAL FINANCIALS	131,953

See Notes to Schedule of Investments.

Legg Mason Manager Select Large Cap Growth Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
HEALTH CARE - 23.0%
Biotechnology - 11.6%
756	Amgen Inc. *	$42,767
832	Biogen Idec Inc. *	44,512
469	Celgene Corp. *	26,114
60	Dendreon Corp. *	1,577
700	Genzyme Corp. *	34,307
200	Gilead Sciences Inc. *	8,656
514	Vertex Pharmaceuticals Inc. *	22,025

	Total Biotechnology	179,958

Health Care Equipment & Supplies - 2.6%
300	Covidien PLC	14,367
75	Edwards Lifesciences Corp. *	6,514
100	Stryker Corp.	5,037
300	Thermo Fisher Scientific Inc. *	14,307

	Total Health Care Equipment & Supplies	40,225

Health Care Providers & Services - 3.4%
250	Medco Health Solutions Inc. *	15,977
1,200	UnitedHealth Group Inc.	36,576

	Total Health Care Providers & Services	52,553

Life Sciences Tools & Services - 0.5%
150	Covance Inc. *	8,186

Pharmaceuticals - 4.9%
200	Abbott Laboratories	10,798
700	Forest Laboratories Inc. *	22,477
409	Johnson & Johnson	26,343
84	Roche Holding AG (a)	14,290
100	Valeant Pharmaceuticals International *	3,179

	Total Pharmaceuticals	77,087

	TOTAL HEALTH CARE	358,009

INDUSTRIALS - 7.2%
Aerospace & Defense - 1.4%
250	L-3 Communications Holdings Inc.	21,737

Commercial Services & Supplies - 0.4%
250	Tetra Technology Inc. *	6,793

Construction & Engineering - 0.8%
100	Fluor Corp.	4,504
200	Jacobs Engineering Group Inc. *	7,522

	Total Construction & Engineering	12,026

Electrical Equipment - 1.4%
150	A123 Systems Inc. *	3,366
700	ABB Ltd., ADR *	13,370
41	First Solar Inc. *	5,551

	Total Electrical Equipment	22,287

Industrial Conglomerates - 1.7%
574	General Electric Co.	8,685
300	Tyco International Ltd. *	10,704
100	United Technologies Corp.	6,941

	Total Industrial Conglomerates	26,330

Machinery - 0.8%
100	Donaldson Co. Inc.	4,254
200	Pall Corp.	7,240

	Total Machinery	11,494

See Notes to Schedule of Investments.

Legg Mason Manager Select Large Cap Growth Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Professional Services - 0.6%
300	Verisk Analytics Inc., Class A Shares *	$9,084

Road & Rail - 0.1%
60	J.B. Hunt Transport Services Inc.	1,936

	TOTAL INDUSTRIALS	111,687

INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 4.6%
1,096	Cisco Systems Inc. *	26,238
30	F5 Networks Inc. *	1,589
470	Juniper Networks Inc. *	12,535
300	Nokia Oyj, ADR	3,855
375	QUALCOMM Inc.	17,348
400	Riverbed Technology Inc. *	9,188

	Total Communications Equipment	70,753

Computers & Peripherals - 4.1%
160	Apple Inc. *	33,737
70	International Business Machines Corp.	9,163
400	SanDisk Corp. *	11,596
500	Seagate Technology	9,095

	Total Computers & Peripherals	63,591

Electronic Equipment, Instruments & Components - 0.5%
300	Tyco Electronics Ltd.	7,365

Internet Software & Services - 4.7%
693	Akamai Technologies Inc. *	17,554
494	eBay Inc. *	11,629
56	Google Inc., Class A Shares *	34,719
50	WebMD Health Corp. *	1,924
464	Yahoo! Inc. *	7,786

	Total Internet Software & Services	73,612

IT Services - 2.6%
300	Accenture PLC, Class A Shares	12,450
250	Automatic Data Processing Inc.	10,705
200	Visa Inc.	17,492

	Total IT Services	40,647

Semiconductors & Semiconductor Equipment - 4.3%
400	Broadcom Corp., Class A Shares *	12,580
100	Cree Inc. *	5,637
1,507	Intel Corp.	30,743
848	NVIDIA Corp. *	15,840
100	Standard Microsystems Corp. *	2,078

	Total Semiconductors & Semiconductor Equipment	66,878

Software - 6.1%
150	Adobe Systems Inc. *	5,517
100	Advent Software Inc. *	4,073
150	ANSYS Inc. *	6,519
100	Autodesk Inc. *	2,541
527	Electronic Arts Inc. *	9,355
300	Informatica Corp. *	7,758
1,084	Microsoft Corp.	33,051
400	Oracle Corp.	9,816
518	Red Hat Inc. *	16,006

	Total Software	94,636

	TOTAL INFORMATION TECHNOLOGY	417,482

See Notes to Schedule of Investments.

Legg Mason Manager Select Large Cap Growth Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
MATERIALS - 2.0%
Chemicals - 1.5%
250	Ecolab Inc.	$11,145
150	Monsanto Co.	12,263

	Total Chemicals	23,408

Metals & Mining - 0.5%
100	Freeport-McMoRan Copper & Gold Inc. *	8,029

	TOTAL MATERIALS	31,437

	TOTAL INVESTMENTS - 98.4% (Cost - $1,476,148#)	1,528,451
	Other Assets in Excess of Liabilities - 1.6%	24,853

	TOTAL NET ASSETS - 100.0%	$1,553,304

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Manager Select Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820. ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stock†:
Health care	$ 343,719	$14,290	—	$ 358,009
Other common stocks	1,170,442	—	—	1,170,442

Total Investments	$1,514,161	$14,290	—	$1,528,451

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Notes to Schedule of Investments (unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$62,391
Gross unrealized depreciation	(10,088)

Net unrealized appreciation	$52,303

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2009, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date:	March 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date:	March 11, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer and Treasurer

Date:	March 11, 2010